Investments in Unconsolidated Real Estate Ventures - Summary of Investments in Unconsolidated Real Estate Ventures (Details)	12 Months Ended
Dec. 31, 2021 USD ($)
Investments In Unconsolidated Real Estate Ventures [Line Items]
Carrying Value of Investment	$ 18,943,284
Oshawa, Ontario
Investments In Unconsolidated Real Estate Ventures [Line Items]
Date Real Estate Venture Became Operational	August 2021
Carrying Value of Investment	$ 1,801,413
East York, Ontario
Investments In Unconsolidated Real Estate Ventures [Line Items]
Date Real Estate Venture Became Operational	June 2020
Carrying Value of Investment	$ 6,393,576
Brampton, Ontario
Investments In Unconsolidated Real Estate Ventures [Line Items]
Date Real Estate Venture Became Operational	November 2020
Carrying Value of Investment	$ 2,354,346
Vaughan, Ontario
Investments In Unconsolidated Real Estate Ventures [Line Items]
Date Real Estate Venture Became Operational	January 2021
Carrying Value of Investment	$ 2,871,265
Scarborough, Ontario
Investments In Unconsolidated Real Estate Ventures [Line Items]
Date Real Estate Venture Became Operational	November 2021
Carrying Value of Investment	$ 2,862,677
Kingspoint Ontario
Investments In Unconsolidated Real Estate Ventures [Line Items]
Date Real Estate Venture Became Operational	Under Development
Carrying Value of Investment	$ 2,660,007